Cover	Feb. 26, 2021	Aug. 04, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Feb. 26, 2021
Entity Registrant Name		Gates Industrial Corporation plc
Entity Incorporation, Country Code		X0
Entity File Number		001-38366
Entity Tax Identification Number		98-1395184
Entity Address, Street Address		1144 Fifteenth Street
Entity Address, City		Denver
Entity Address, State		CO
Entity Address, Postal Zip Code		80202
City Area Code		303
Local Phone Number		744-1911
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of each class		Ordinary Shares, $0.01 par value per share
Trading Symbol(s)		GTES
Name of each exchange on which registered		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001718512
Amendment Flag		false
Document Information [Line Items]
Document Period End Date	Feb. 26, 2021